Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses			¥ (392,878)	¥ (100,859)
Deferred income tax benefits			2,931,528	(4,038,047)
Income tax expenses			¥ 2,538,650	¥ (4,138,906)